Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred Tax Assets

	December 31, 2016	December 31, 2015
Net operating loss carryforward	$(15,512,000)	$(9,248,000)
Gross Deferred Tax Assets	6,64,000	3,745,000
Less Valuation Allowance	(6,264,000)	(3,745,000)
Total Deferred Tax Assets – Net	$—	$—

Income Tax Rate Reconciliation

	December 31, 2016	December 31, 2015
Computed "expected" tax expense (benefit) – Federal	$(34,457,000)	$(9,411,000)
Computed "expected" tax expense (benefit) - State	(5,415,000)	(1,479,000)
Derivative expense	3,920,000	7,871,000
Change in Fair Value of Embedded Derivative	17,672,000	—
Loss/(Gain) on Debt Extinguishment	16,657,000	(85,000)
Change in valuation allowance	1,623,000	3,104,000